Schedule of cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash in bank	€ 3,835,190	€ 2,530,549	€ 3,687,402
Cash in short-term marketable securities	1,692,482	2,047,200
Cash in hand & prepaid cards		4,000	4,018
Total cash and cash equivalents	€ 5,527,672	€ 4,581,749	€ 3,691,420